CONDENSED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($)	2 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Payments of stock issuance costs		$ 2,973,000	$ 0
Khosla
Payments of stock issuance costs	$ 23,576,984